Leases - Schedule of Future Operating Lease Payments (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2025	$ 137,613	$ 108,195	$ 176,613	$ 129,273
2026	51,028	40,119	98,171	71,857
2027 and hereafter
Total future lease payment	188,641	148,314	274,784	201,130
Less: Imputed interest	(17,620)	(13,853)	(7,087)	(5,187)
Present value of operating lease liabilities	171,021	134,461	267,697	195,943	$ 178,783
Less: Current portion	(132,053)	(103,823)	(170,776)	(125,001)	(136,566)
Long-term potion of operating lease liabilities	$ 38,968	$ 30,638	$ 96,921	$ 70,942	$ 42,217